INCOME TAXES (Details 3)	Jun. 30, 2020 CAD ($)
DisclosureOfIncomeTaxesLineItems [Line Items]
Non-capital losses, Canadian	$ 11,399,000
Non-capital losses, United States	1,199,000
2027
DisclosureOfIncomeTaxesLineItems [Line Items]
Non-capital losses, Canadian	536,000
Non-capital losses, United States
2028
DisclosureOfIncomeTaxesLineItems [Line Items]
Non-capital losses, Canadian	868,000
Non-capital losses, United States
2029
DisclosureOfIncomeTaxesLineItems [Line Items]
Non-capital losses, Canadian	1,047,000
Non-capital losses, United States
2030
DisclosureOfIncomeTaxesLineItems [Line Items]
Non-capital losses, Canadian	627,000
Non-capital losses, United States
2031
DisclosureOfIncomeTaxesLineItems [Line Items]
Non-capital losses, Canadian	251,000
Non-capital losses, United States
2032
DisclosureOfIncomeTaxesLineItems [Line Items]
Non-capital losses, Canadian	161,000
Non-capital losses, United States
2033
DisclosureOfIncomeTaxesLineItems [Line Items]
Non-capital losses, Canadian	52,000
Non-capital losses, United States
2034
DisclosureOfIncomeTaxesLineItems [Line Items]
Non-capital losses, Canadian	115,000
Non-capital losses, United States
2035
DisclosureOfIncomeTaxesLineItems [Line Items]
Non-capital losses, Canadian	177,000
Non-capital losses, United States
2036
DisclosureOfIncomeTaxesLineItems [Line Items]
Non-capital losses, Canadian	74,000
Non-capital losses, United States
2037
DisclosureOfIncomeTaxesLineItems [Line Items]
Non-capital losses, Canadian	88,000
Non-capital losses, United States
2038
DisclosureOfIncomeTaxesLineItems [Line Items]
Non-capital losses, Canadian	1,399,000
Non-capital losses, United States	144,000
2039
DisclosureOfIncomeTaxesLineItems [Line Items]
Non-capital losses, Canadian	3,602,000
Non-capital losses, United States	634,000
2040
DisclosureOfIncomeTaxesLineItems [Line Items]
Non-capital losses, Canadian	2,901,000
Non-capital losses, United States	$ 421,000